Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2024
Summary of Significant Accounting Policies
Basis of Accounting	Basis of Accounting The accompanying financial statements were prepared based on the accrual method of accounting in accordance with U.S. generally accepted accounting principles (GAAP).
Restructuring Charges

Restructuring Charges

The Company recognizes restructuring charges related to reorganization plans that have been implemented by management. In connection with these activities, the Company records restructuring charges, as applicable, at fair value for:

●	contractual or other employee termination benefits provided that the obligations result from services already rendered based on rights that vest or accumulate when the payment of benefits becomes probable and the amount can be reasonably estimated;
●	one-time employee termination benefits to the employees provided that management has committed to a plan of termination, the plan identifies the employees and their expected termination dates, the detail of termination benefits are complete, and it is unlikely that changes to the plan will be made or the plan will be withdrawn;
●	contract termination costs when the Company cancels a contract in accordance with its terms; and
●	costs to be incurred over the remaining contract term without economic benefit to the Company at the cease-use date.

For one-time employee terminations benefits, the Company recognizes the liability in full on the communication date when future services are not required or amortizes the liability ratably over the service period, if required. The fair value of termination benefits reflects the Company’s estimate of expected utilization of certain Company-funded post-employment benefits.

As described in Note 13, during the year ended December 31, 2024, the Company incurred severance charges of $7.0 million in connection with a corporate restructuring, including a reduction in headcount.

Segment Information

Segment Information

Operating segments are defined as components of an enterprise about which separate discrete information is available for evaluation by the chief operating decision maker, or decision-making group, in deciding how to allocate resources and in assessing performance.

The Company views its operations and manages its business in one segment. The Company’s chief operating decision maker is the president and chief executive officer.

The Company has not generated any product revenue since inception. The Company has no ongoing operations, is not actively performing any research and development, and is preserving cash until the contemplated Merger and Private Placement. If the contemplated Merger and Placement does not close by the late second quarter of 2025, the Company may seek other strategic alternatives or liquidate. As of December 31, 2024, the Company had no material assets besides cash and cash equivalents and only had six employees.

The accounting policies of the Company’s single reportable segment are the same as those described in Note 3.

The chief operating decision maker assesses performance and decides how to allocate resources based on net income (loss) that is reported on the statement of operations and comprehensive loss as net income (loss). The segment-level financial information is the same as the financial information presented in the statement of operations and comprehensive loss.

The measure of segment assets is reported on the balance sheet as total assets.

Net income (loss) is used to monitor budget versus actual results. The monitoring of budgeted versus actual results are used in assessing performance of the segment.

The Company does not have intra-entity sales or transfers.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of assets and liabilities at the date of the financial statements and the reported amounts of expenses during the reporting periods. Although actual results could differ from those estimates, management does not believe that such differences would be material.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents consist of investment in money market funds with commercial banks and financial institutions. The Company considers all investments in highly liquid financial instruments with an original maturity of three months or less at the date of purchase to be cash equivalents. Cash equivalents are stated at amortized cost, plus accrued interest, which approximates fair value.

Fair Value Measurements

Fair Value Measurements

The Company’s financial instruments include cash and cash equivalents. The fair values of the financial instruments approximated their carrying values at December 31, 2024 and 2023, due to their short-term maturities. The Company accounts for recurring and nonrecurring fair value measurements in accordance with ASC 820, Fair Value Measurements. ASC 820 defines fair value, establishes a fair value hierarchy for assets and liabilities measured at fair value, and requires expanded disclosures about fair value measurements. The ASC hierarchy ranks the quality of reliability of inputs, or assumptions, used in the determination of fair value, and requires assets and liabilities carried at fair value to be classified and disclosed in one of the following three categories:

●	Level 1—Fair value is determined by using unadjusted quoted prices that are available in active markets for identical assets and liabilities.
●	Level 2—Fair value is determined by using inputs, other than Level 1 quoted prices, that are directly and indirectly observable. Inputs can include quoted prices for similar assets and liabilities in active markets or quoted prices for identical assets and liabilities in inactive markets. Related inputs can also include those used in valuation or other pricing models that can be corroborated by observable market data.
●	Level 3—Fair value is determined by inputs that are unobservable and not corroborated by market data. Use of these inputs involves significant and subjective judgments to be made by a reporting entity. In instances where the determination of the fair value measurement is based on inputs from different levels of fair value hierarchy, the fair value measurement will fall within the lowest level input that is significant to the fair value measurement in its entirety.

The Company periodically evaluates financial assets and liabilities subject to fair value measurements to determine the appropriate level at which to classify them each reporting period. This determination requires the Company to make subjective judgments as to the significance of inputs used in determining fair value and where such inputs lie within the ASC 820 hierarchy.

The Company had no assets or liabilities that were measured using quoted prices for similar assets and liabilities or significant unobservable inputs (Level 2 and Level 3 assets and liabilities, respectively) either on a recurring or non-recurring basis as of December 31, 2024 and 2023. The carrying value of cash held in money market funds of approximately $8.3 million and $38.8 million as of December 31, 2024 and 2023, respectively, is included in cash and cash equivalents and approximates market values based on quoted market prices (Level 1 inputs). The Company did not transfer any assets measured at fair value on a recurring basis between levels during the years ended December 31, 2024 and 2023.

Concentration of Credit Risk

Concentration of Credit Risk

Credit risk represents the risk that the Company would incur a loss if counterparties failed to perform pursuant to the terms of their agreements. Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents. The Company maintains its cash balances with financial institutions in federally insured accounts and has cash balances in excess of the insurance limits. Cash equivalents consist of investment in United States government money market funds with major financial institutions. These deposits and funds may be redeemed upon demand and the Company does not anticipate any losses on such balances. The Company has not experienced any losses to date and believes that it is not exposed to any significant credit risk on cash and cash equivalents.

Research and Development Costs

Research and Development Costs

Except for payments made in advance of services, research and development costs are expensed as incurred. For payments made in advance, the Company recognizes research and development expense as the services are rendered. Research and development costs primarily consist of salaries and related expenses for personnel, laboratory supplies and raw materials, sponsored research, depreciation of laboratory facilities and leasehold improvements, and utilities costs related to research space. Other research and development expenses include fees paid to consultants and outside service providers including clinical research organizations and clinical manufacturing organizations.

Stock-Based Compensation

Stock-Based Compensation

Stock-based payments are accounted for in accordance with the provisions of ASC 718, Compensation—Stock Compensation. The fair value of stock-based payments is estimated, on the date of grant, using the Black-Scholes-Merton model. The resulting fair value is recognized ratably over the requisite service period, which is generally the vesting period of the option. The Company has elected to account for forfeitures as they occur.

The Company has elected to use the Black-Scholes-Merton option pricing model to value any options granted. The Company will reconsider use of the Black-Scholes-Merton model if additional information becomes available in the future that indicates another model would be more appropriate or if grants issued in future periods have characteristics that prevent their value from being reasonably estimated using this model.

A discussion of management’s methodology for developing some of the assumptions used in the valuation model follows:

Expected Dividend Yield—The Company has never declared or paid dividends and has no plans to do so in the foreseeable future.

Expected Volatility—Volatility is a measure of the amount by which a financial variable such as share price has fluctuated (historical volatility) or is expected to fluctuate (expected volatility) during a period. The Company bases the expected volatility on the historical volatility of the Company’s publicly traded common stock.

Risk-Free Interest Rate—This is the U.S. Treasury rate for the week of each option grant during the year, having a term that most closely resembles the expected life of the option.

Expected Term—This is a period of time that the options granted are expected to remain unexercised. Options granted have a maximum term of 10 years. The Company estimates the expected life of the option term to be 6.25 years. The Company uses a simplified method to calculate the average expected term.

Income Taxes

Income Taxes

The Company accounts for income taxes using the asset and liability method in accordance with ASC 740, Income Taxes. Deferred income taxes are recognized for the tax consequences in future years of differences between the tax bases of assets and liabilities and the financial reporting amounts at each year-end based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. A valuation allowance is recorded when necessary to reduce deferred tax assets to the amount expected to be realized.

The Company accounts for uncertain tax positions pursuant to ASC 740. Financial statement recognition of a tax position taken or expected to be taken in a tax return is determined based on a more-likely-than-not threshold of that tax position being sustained. If the tax position meets this threshold, the benefit to be recognized is measured as the tax benefit having the highest likelihood of being realized upon ultimate settlement with the taxing authority. The Company recognizes interest accrued related to unrecognized tax benefits and penalties in the provision for income taxes.

Comprehensive Loss

Comprehensive Loss

Comprehensive loss comprises net loss and other changes in equity that are excluded from net loss. For the years ended December 31, 2024 and 2023, the Company’s net loss was equal to comprehensive loss and, accordingly, no additional disclosure is presented.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, which is intended to provide enhanced segment disclosures. The standard will require disclosures about significant segment expenses and other segment items and identifying the Chief Operating Decision Maker and how they use the reported segment profitability measures to assess segment performance and allocate resources. These enhanced disclosures are required for all entities on an interim and annual basis, even if they have only a single reportable segment. The standard is effective for years beginning after December 15, 2023, and interim periods within annual periods beginning after December 15, 2024 and early adoption is permitted. The Company adopted this standard for the year ended December 31, 2024 and the primary impact of which was the additional segment disclosures included in Note 3.

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which is intended to provide enhancements to annual income tax disclosures. The standard will require more detailed information in the rate reconciliation table and for income taxes paid, among other enhancements. The standard is effective for years beginning after December 15, 2024 and early adoption is permitted. The Company is evaluating this standard to determine if adoption will have a material impact on the Company’s financial statements.

In November 2024, the FASB issued ASU 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40), which requires disclosure, in the notes to the financial statements, of specified information about certain costs and expenses. This ASU is effective for public entities for annual reporting periods beginning after December 15, 2026 and interim reporting periods beginning after December 15, 2027. The Company is currently evaluating the impact ASU 2024-03 will have on its consolidated financial statements.